UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC, Series 2010-1A, Class B, 9.31%, 7/15/61 (a)	USD	1,150	$1,132,750
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.65%, 11/25/34 (b)		862	694,667
Chase Issuance Trust, Series 2009-A7, Class A7, 0.79%, 9/17/12 (b)		3,375	3,378,152
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B, 2.84%, 5/15/13 (b)		6,095	6,224,282
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	773	965,229
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.45%, 7/25/37 (b)	USD	353	337,440
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A, 5.55%, 12/10/65		2,500	875,000
SLM Student Loan Trust Series 2008-5 (b):
Class A2, 1.42%, 10/25/16		3,300	3,351,073
Class A3, 1.62%, 1/25/18		840	869,497
Class A4, 2.02%, 7/25/23		2,250	2,372,169
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		367	394,071
Wachovia Auto Owner Trust, Series 2006-A, Class A4, 5.38%, 3/20/13		774	780,780

			21,375,110

Interest Only Asset-Backed Securities— 0.4%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		5,464	384,174
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		8,055	818,085

			1,202,259

Total Asset-Backed Securities – 6.4%			22,577,369

Common Stocks	Shares

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (c)		2,590	10,101

Total Common Stocks – 0.0%			10,101

Corporate Bonds	Par (000)		Value

Aerospace & Defense — 0.9%
Honeywell International, Inc., 5.70%, 3/15/37	USD	915	$990,404
United Technologies Corp.:
4.88%, 5/01/15		1,250	1,383,329
6.13%, 7/15/38		750	828,130

			3,201,863

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., 6.20%, 1/15/38		1,710	1,931,772

Airlines — 0.2%
United Air Lines, Inc., 12.75%, 7/15/12		800	850,000

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (a)		1,525	1,993,808

Building Products — 0.1%
CPG International I, Inc., 10.50%, 7/01/13		230	232,300

Capital Markets — 4.7%
The Bank of New York Mellon Corp., 4.30%, 5/15/14 (d)		1,560	1,660,211
CDP Financial, Inc. (a):
3.00%, 11/25/14		1,950	1,936,574
5.60%, 11/25/39		2,955	3,063,020
Credit Suisse, Inc. (USA):
6.13%, 11/15/11 (e)		700	742,472
7.13%, 7/15/32		1,000	1,189,103
The Goldman Sachs Group, Inc.:
6.60%, 1/15/12		1,000	1,049,622
5.38%, 3/15/20		1,200	1,157,694
6.00%, 6/15/20 (f)		480	485,337
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(g)		225	281
Morgan Stanley:
2.93%, 5/14/13 (b)		2,340	2,335,765
4.20%, 11/20/14		1,620	1,568,547
6.25%, 8/28/17		900	902,321
5.63%, 9/23/19		760	726,322

			16,817,269

Chemicals — 1.2%
American Pacific Corp., 9.00%, 2/01/15		280	274,050

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
TALF	Term Asset-Backed Securities Loan Facility
USD	US Dollar

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
Ames True Temper, Inc., 4.30%, 1/15/12 (b)	USD	720	$678,600
CF Industries, Inc., 7.13%, 5/01/20		1,750	1,765,312
Huntsman International LLC, 7.88%, 11/15/14		200	191,000
Innophos, Inc., 8.88%, 8/15/14		975	999,375
NOVA Chemicals Corp.:
6.50%, 1/15/12		115	115,000
3.65%, 11/15/13 (b)		275	254,375

			4,277,712

Commercial Banks — 3.0%
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		4,150	2,919,438
Dexia Credit Local SA, 2.00%, 3/05/13 (a)		1,060	1,053,004
Eksportfinans ASA:
1.88%, 4/02/13		2,815	2,819,070
3.00%, 11/17/14		1,490	1,514,785
5.50%, 6/26/17		1,000	1,113,268
HSBC Holdings Plc, 6.50%, 5/02/36		1,275	1,292,669

			10,712,234

Commercial Services & Supplies — 0.8%
DI Finance, Series B, 9.50%, 2/15/13		679	687,487
Waste Services, Inc., 9.50%, 4/15/14		600	615,000
West Corp.:
9.50%, 10/15/14		310	308,450
11.00%, 10/15/16		1,100	1,111,000

			2,721,937

Communications Equipment — 0.5%
Cisco Systems, Inc., 4.45%, 1/15/20 (d)		1,900	1,950,814

Computers & Peripherals — 0.2%
Seagate Technology International, 10.00%, 5/01/14 (a)		655	734,419

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (b)		120	115,200
7.80%, 6/01/12		380	387,562
SLM Corp., Series A, 0.62%, 1/27/14 (b)		600	506,387

			1,009,149

Containers & Packaging — 0.8%
Ball Corp.:
7.13%, 9/01/16		275	281,875
7.38%, 9/01/19		275	278,437
Crown Americas LLC, 7.75%, 11/15/15		150	152,625
Impress Holdings BV, 2.47%, 9/15/13 (a)(b)		330	305,250

Corporate Bonds	Par (000)		Value

Containers & Packaging (concluded)
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	USD	1,144	$1,164,020
Pregis Corp., 12.38%, 10/15/13		535	526,975

			2,709,182

Diversified Financial Services — 3.3%
Bank of America Corp., 7.63%, 6/01/19		500	567,701
FCE Bank Plc, 7.88%, 2/15/11	GBP	550	801,349
GMAC, Inc., 8.30%, 2/12/15 (a)		2,000	2,007,500
General Electric Capital Corp.:
5.50%, 1/08/20 (d)	USD	2,150	2,205,550
6.75%, 3/15/32 (h)		3,000	3,114,882
JPMorgan Chase & Co., 6.30%, 4/23/19		1,375	1,496,784
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		1,000	990,000
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (a)	EUR	550	668,180

			11,851,946

Diversified Telecommunication Services — 6.1%
AT&T Inc., 6.55%, 2/15/39 (d)	USD	4,075	4,413,824
BellSouth Telecommunications, Inc., 7.96%, 12/15/95 (i)		1,700	1,166,581
GCI, Inc., 8.63%, 11/15/19 (a)		1,000	970,000
New Communications Holdings, Inc., 8.25%, 4/15/17 (a)		1,810	1,791,900
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (a)		145	148,625
Qwest Communications International, Inc.:
7.50%, 2/15/14		15	14,775
Series B, 7.50%, 2/15/14		10	9,850
Qwest Corp.:
8.88%, 3/15/12		120	128,250
8.38%, 5/01/16		170	184,450
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,338,473
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,000	1,065,071
Verizon Communications, Inc.:
6.40%, 2/15/38		2,100	2,223,732
8.95%, 3/01/39		1,125	1,542,936
Verizon Global Funding Corp., 7.75%, 6/15/32		575	692,937
Verizon Maryland, Inc.:
Series A, 6.13%, 3/01/12		1,355	1,445,739
Series B, 5.13%, 6/15/33		540	460,382
Verizon Virginia, Inc., Series A, 4.63%, 3/15/13		750	792,734
Wind Acquisition Finance SA, 12.00%, 12/01/15 (a)		85	87,550
Windstream Corp.: 8.13%, 8/01/13		100	101,000

2	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Windstream Corp. (concluded):
8.63%, 8/01/16	USD	100	$99,000

			21,677,809

Electric Utilities — 3.6%
Alabama Power Co., 6.00%, 3/01/39		550	587,606
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	353,612
6.00%, 1/15/38		850	919,872
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,385,497
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,575	1,801,597
Elwood Energy LLC, 8.16%, 7/05/26		148	140,569
Florida Power & Light Co., 4.95%, 6/01/35		575	544,860
Florida Power Corp.:
6.35%, 9/15/37		1,450	1,629,165
6.40%, 6/15/38		800	912,073
PacifiCorp., 6.25%, 10/15/37		650	721,270
Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,508,023
Southern California Edison Co.:
5.63%, 2/01/36		675	703,391
Series 05-E, 5.35%, 7/15/35		150	150,569
Series 08-A, 5.95%, 2/01/38		1,100	1,190,947
The Toledo Edison Co., 6.15%, 5/15/37		350	360,665

			12,909,716

Energy Equipment & Services — 0.7%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		2,480	2,405,600

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,975	2,292,061
6.20%, 4/15/38		850	949,977

			3,242,038

Food Products — 0.5%
Kraft Foods, Inc., 7.00%, 8/11/37		1,670	1,880,159

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		900	936,000

Health Care Providers & Services — 1.3%
HCA, Inc., 8.50%, 4/15/19		1,700	1,776,500
Tenet Healthcare Corp. (a):
9.00%, 5/01/15		1,200	1,260,000
10.00%, 5/01/18		280	306,950
8.88%, 7/01/19		1,150	1,206,062

			4,549,512

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp., 5.70%, 2/01/39	USD	850	$906,291

Household Durables — 1.1%
Centex Corp., 5.13%, 10/01/13		1,140	1,137,150
Irwin Land LLC (a):
Series A-1, 5.03%, 12/15/25		575	541,460
Series A-2, 5.30%, 12/15/35		780	678,358
Pulte Homes, Inc., 5.20%, 2/15/15		325	303,063
Standard Pacific Corp., 10.75%, 9/15/16		1,000	1,085,000

			3,745,031

Household Products — 0.3%
Kimberly-Clark, Corp., 6.63%, 8/01/37		975	1,167,770

IT Services — 0.3%
iPayment, Inc., 9.75%, 5/15/14		270	238,950
iPayment Investors LP, 11.63%, 7/15/14 (a)(j)		766	674,162

			913,112

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc., 7.25%, 2/01/14		50	49,375

Industrial Conglomerates — 0.5%
Sequa Corp. (a):
11.75%, 12/01/15		760	760,000
13.50%, 12/01/15 (j)		927	944,871

			1,704,871

Insurance — 2.7%
Chubb Corp., 6.00%, 5/11/37		1,415	1,495,219
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13		2,550	2,568,266
5.13%, 6/10/14		775	831,364
Monument Global Funding Ltd., 0.52%, 6/16/10 (a)(b)		1,990	1,987,965
Prudential Financial, Inc.:
4.75%, 9/17/15		1,220	1,254,423
5.70%, 12/14/36		950	886,193
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		505	555,066

			9,578,496

Machinery — 0.4%
AGY Holding Corp., 11.00%, 11/15/14		340	272,000
Navistar International Corp., 8.25%, 11/01/21		1,200	1,200,000

			1,472,000

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,100	1,034,330

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media — 6.6%
Affinion Group, Inc., 10.13%, 10/15/13	USD	740	$752,950
CCH II LLC, 13.50%, 11/30/16		495	566,936
CMP Susquehanna Corp., 3.20%, 5/15/14 (a)		55	1,100
Clear Channel Worldwide Holdings, Inc. (a):
Series A, 9.25%, 12/15/17		318	321,975
Series B, 9.25%, 12/15/17		1,272	1,294,260
Comcast Cable Communications Holdings, Inc.:
8.38%, 3/15/13		1,415	1,639,490
9.46%, 11/15/22		2,000	2,688,134
Comcast Cable Communications LLC, 6.75%, 1/30/11		1,000	1,035,391
Comcast Corp., 6.40%, 3/01/40		350	368,166
DISH DBS Corp., 7.75%, 5/31/15		1,820	1,829,100
Discovery Communications LLC, 3.70%, 6/01/15 (f)		470	471,608
NBC Universal, Inc., 5.15%, 4/30/20 (a)		680	694,258
News America Holdings, Inc.:
8.45%, 8/01/34		2,475	2,925,925
8.15%, 10/17/36		145	174,557
Nielsen Finance LLC, 10.00%, 8/01/14		1,060	1,077,225
Rainbow National Services LLC (a):
8.75%, 9/01/12		225	227,250
10.38%, 9/01/14		1,070	1,118,150
TCI Communications, Inc., 8.75%, 8/01/15		1,495	1,823,946
TL Acquisitions, Inc., 10.50%, 1/15/15 (a)		1,310	1,188,825
Time Warner Cable, Inc., 7.30%, 7/01/38		970	1,107,905
Time Warner Cos., Inc., 7.57%, 2/01/24		1,635	1,921,786

			23,228,937

Metals & Mining — 0.7%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		270	265,363
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,417,707
McJunkin Red Man Corp., 9.50%, 12/15/16 (a)		1,000	970,000

			2,653,070

Multi-Utilities — 0.4%
Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,257,232

Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (j)		1,500	1,702,500

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels — 7.9%
BP Capital Markets Plc, 3.13%, 3/10/12	USD	1,505	$1,527,580
Berry Petroleum Co., 8.25%, 11/01/16		160	156,800
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,173,167
Canadian Natural Resources, Ltd.:
6.50%, 2/15/37		430	456,487
6.25%, 3/15/38		500	517,297
6.75%, 2/01/39		950	1,039,623
Cenovus Energy, Inc., 6.75%, 11/15/39 (a)		565	613,118
Conoco Funding Co., 7.25%, 10/15/31		150	182,525
ConocoPhillips, 4.60%, 1/15/15		450	486,866
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	160,197
ConocoPhillips Holding Co., 6.95%, 4/15/29		700	834,765
Consol Energy, Inc. (a):
8.00%, 4/01/17		1,139	1,157,509
8.25%, 4/01/20		861	879,296
Devon Energy Corp., 7.95%, 4/15/32		650	827,585
EXCO Resources, Inc., 7.25%, 1/15/11		145	144,456
EnCana Corp.:
6.50%, 8/15/34		70	75,066
6.63%, 8/15/37		775	850,335
Enterprise Products Operating LLC:
6.13%, 2/01/13		710	767,534
6.13%, 10/15/39		700	663,969
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20		510	504,066
MidAmerican Energy Co., 5.80%, 10/15/36		800	842,103
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	966,402
6.50%, 9/15/37		2,115	2,309,601
Nexen, Inc., 6.40%, 5/15/37		750	752,654
Petrobras International Finance Co.:
5.88%, 3/01/18		80	82,560
5.75%, 1/20/20		1,760	1,746,656
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		680	668,996
Sabine Pass LNG LP, 7.50%, 11/30/16		350	290,500
Shell International Finance BV, 6.38%, 12/15/38		2,050	2,331,977
Valero Energy Corp., 6.63%, 6/15/37		1,300	1,241,153
Whiting Petroleum Corp.:
7.25%, 5/01/12		20	19,950
7.25%, 5/01/13		210	209,738
XTO Energy, Inc.:
6.75%, 8/01/37		2,125	2,524,232

4	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
XTO Energy, Inc. (concluded):
6.38%, 6/15/38	USD	925	$1,073,805

			28,078,568

Paper & Forest Products — 1.2%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		767	797,680
International Paper Co., 7.30%, 11/15/39		610	651,000
NewPage Corp.:
10.00%, 5/01/12		140	81,375
11.38%, 12/31/14		2,825	2,641,375

			4,171,430

Pharmaceuticals — 2.7%
Eli Lilly & Co., 3.55%, 3/06/12		630	658,802
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		1,500	1,700,240
Novartis Capital Corp., 2.90%, 4/24/15		1,175	1,197,802
Roche Holdings, Inc., 7.00%, 3/01/39 (a)		900	1,110,446
Schering-Plough Corp., 6.55%, 9/15/37		1,250	1,494,000
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,475	1,594,764
Wyeth, 5.95%, 4/01/37 (d)		1,775	1,912,342

			9,668,396

Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	123,438

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (d)		940	944,017
Canadian National Railway Co., 6.38%, 10/15/11		1,000	1,071,497

			2,015,514

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (a)(j)		138	2,767

Specialty Retail — 0.1%
General Nutrition Centers, Inc., 10.75%, 3/15/15		405	408,038

Textiles, Apparel & Luxury Goods — 0.1%
Quiksilver, Inc., 6.88%, 4/15/15		250	218,750

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)		1,325	1,342,886

Tobacco — 0.2%
Philip Morris International, Inc., 4.50%, 3/26/20		650	647,412

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services — 2.8%
Cricket Communications, Inc.:
10.00%, 7/15/15	USD	105	$107,625
7.75%, 5/15/16		1,452	1,473,780
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,707,146
Digicel Group Ltd., 8.25%, 9/01/17 (a)		150	147,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		60	61,800
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		410	392,575
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,423,837
SBA Tower Trust, 4.25%, 4/15/40 (a)		950	988,426
Sprint Capital Corp.:
6.88%, 11/15/28		780	648,375
8.75%, 3/15/32		350	333,375
Vodafone Group Plc, 4.15%, 6/10/14		2,500	2,592,150

			9,876,089

Total Corporate Bonds – 60.6%			214,561,542

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160	115,244
Italy Government International Bond, 5.38%, 6/15/33	USD	470	445,234
Japan Finance Corp., 2.00%, 6/24/11		880	883,814
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		120	128,334
Series E, 5.25%, 7/02/12		405	437,302
Series E, 4.38%, 1/15/13		260	278,711
Series E, 4.00%, 2/02/15		235	249,636
Province of Ontario Canada:
4.10%, 6/16/14		1,235	1,315,687
Series 1, 1.88%, 11/19/12		1,180	1,188,912
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		1,371	1,531,869
United Mexican States, Series A, 5.13%, 1/15/20		500	508,750

Total Foreign Agency Obligations – 2.0%			7,083,493

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.3%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100	789,984

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 5.38%, 2/25/47 (b)	USD	902	$603,191
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18		91	91
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,700	1,292,722
Series 2006-0A21, Class A1, 0.53%, 3/20/47 (b)		969	487,084
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.54%, 4/25/46 (b)		390	203,611
Series 2007-10, Class A22, 6.00%, 7/25/37		891	712,447
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust, Series 2006-0A1, Class A1, 0.54%, 2/25/47 (b)		318	183,667
GSR Mortgage Loan Trust (b):
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35		3,355	3,090,691
Series 2006-AR1, Class 2A1, 5.07%, 1/25/36		842	698,305
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.67%, 9/19/35 (b)		105	61,003
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.52%, 12/25/36 (b)		826	546,970
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,100	833,596
JPMorgan Mortgage Trust:
Series 2007-S1, Class 2A22, 5.75%, 3/25/37		779	666,658
Series 2007-S2, Class 1A15, 6.75%, 6/25/37		1,098	884,796
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.67%, 5/25/36 (b)		838	567,079
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		3,814	3,906,393
Station Place Securitization Trust, Series 2009-1, Class A, 1.84%, 1/25/40 (a)(b)		1,580	1,580,000
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.23%, 5/25/47 (b)		445	258,679

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36	USD	637	$608,562
Series 2006-AR4, Class 2A4, 5.72%, 4/25/36 (b)		300	250,008
Series 2007-10, Class 1A21, 6.00%, 7/25/37		611	454,706

			18,680,243

Commercial Mortgage-Backed Securities — 14.1%
CS First Boston Mortgage Securities Corp., Series 2002- CP5, Class A2, 4.94%, 12/15/35		2,970	3,113,011
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.09%, 12/10/49 (b)		2,020	2,021,588
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.02%, 12/10/49 (b)		1,515	1,458,901
Commercial Mortgage Pass- Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		990	1,014,628
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		871	872,045
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		2,630	2,794,853
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32		515	517,144
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		2,310	2,437,007
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class A2, 4.93%, 7/10/39		2,580	2,705,043
Series 2004-C3, Class A4, 4.55%, 12/10/41		2,475	2,500,012
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		1,983	2,058,601
Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,380	2,420,605
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A3, 5.11%, 6/15/29 (b)		2,530	2,606,471

6	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)			Value

Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust, Series 2004BPC1, Class A3, 4.47%, 10/12/41 (b)	USD	4,280		$4,352,987
Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,663		2,724,534
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.21%, 10/15/44 (b)		940		946,685
Series 2006-C28, Class A2, 5.50%, 10/15/48 (k)		14,000		14,309,740
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		1,105		1,033,232

				49,887,087

Interest Only Collateralized Mortgage Obligations — 0.0%
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14		—	(l)	550
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)		2,851		57,020
Salomon Brothers Mortgage Securities VII, Inc., Series 2000-1, Class IO, 0.49%, 3/25/22 (b)		792		24

				57,594

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)		12		1

Total Non-Agency Mortgage-Backed Securities – 19.4%				68,624,925

Other Interests (m)	Beneficial Interest (000)

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		2		381

Total Other Interests – 0.0%				381

Preferred Securities

Capital Trusts	Par (000)			Value

Insurance — 1.2%
The Allstate Corp., 6.50%, 5/15/67 (b)	USD	2,150		$1,881,250
Lincoln National Corp., 6.05%, 4/20/67 (b)		750		577,500
Progressive Corp., 6.70%, 6/15/67 (b)		665		606,726
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		750		699,133
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		575		523,250

Total Capital Trusts – 1.2%				4,287,859

Preferred Stocks	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(c)		12,873		—

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (c)		55		54,912

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 0.00% (c)		40,000		50,000
Freddie Mac, Series Z. 8.38% (c)		94,539		99,266

				149,266

Total Preferred Stocks – 0.1%				204,178

Total Preferred Securities – 1.3%				4,492,037

Taxable Municipal Bonds	Par (000)

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16	USD	470		495,869
Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, 5.72%, 12/01/38		495		547,658
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40		250		269,415
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		260		285,160
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		670		815,591

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)			Value

New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39	USD	550		$554,010
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395		434,852
Princeton University, 5.70%, 3/01/39		575		622,121
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		1,100		1,142,141
Build America Bonds, 7.35%, 11/01/39		540		555,174
Various Purpose, Series 3, 5.45%, 4/01/15		2,475		2,608,897

Total Taxable Municipal Bonds – 2.3%				8,330,888

U.S. Government Sponsored
Agency Securities

Agency Obligations — 9.0%
Fannie Mae:
6.45%, 10/09/19 (h)(n)		6,125		3,734,841
7.13%, 1/15/30 (h)		4,000		5,264,884
5.63%, 7/15/37 (d)		825		922,183
Federal Home Loan Banks:
5.38%, 9/30/22 (h)		5,600		6,227,603
5.25%, 12/09/22 (e)		700		778,074
5.37%, 9/09/24 (e)		1,100		1,223,557
Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 44, 7.43%, 8/01/22		65		64,768
Federal Housing Administration, Merrill Projects:
Series 29, 7.43%, 10/01/20		44		43,481
Series 42, 7.43%, 9/25/22		43		42,644
Federal Housing Administration, Reilly Project, Series B-11, 7.40%, 4/01/21		1,499		1,483,593
Federal Housing Administration, Westmore Project, 7.25%, 4/01/21		1,456		1,441,126
Freddie Mac, 1.75%, 6/15/12 (h)		1,200		1,217,476
Overseas Private Investment Corp.:
4.09%, 5/29/12		395		400,559
4.68%, 5/29/12		477		482,851
4.87%, 5/29/12		3,632		3,637,793
Resolution Funding Corp., 8.54% 4/15/30 (n)		6,055		2,383,708
Tennessee Valley Authority, 5.25%, 9/15/39		2,405		2,513,461

				31,862,602

U.S. Government Sponsored Agency Securities	Par (000)			Value

Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 1.40%, 5/25/21 (b)	USD	54		$2,881
Series 1991-87, Class S, 25.69%, 8/25/21 (b)		157		46,421
Series 2005-5, Class PK, 5.00%, 12/25/34		1,467		1,570,023
Series G-7, Class S, 116.20%, 3/25/21 (b)		—	(l)	2,149
Series G-17, Class S, 0.58%, 6/25/21 (b)				2,917
Series G-33, Class PV, 1.08%, 10/25/21		188		4,381
Series G-49, Class S, 5.55%, 12/25/21 (b)		—	(l)	1,120
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 9.76%, 3/15/20 (b)		5		865
Series 75, Class R, 9.50%, 1/15/21		—	(l)	1
Series 75, Class RS, 21.33%, 1/15/21 (b)		—	(l)	1
Series 173, Class R, 9.12%, 11/15/21		8		8
Series 173, Class RS, 9.12%, 11/15/21 (b)		—	(l)	8
Series 192, Class U, 1.01%, 2/15/22 (b)		15		300
Series 1057, Class J, 1.01%, 3/15/21		51		1,278
Series 1611, Class JC, 10.00%, 8/15/23 (b)		8		7,983

				1,640,336

Federal Deposit Insurance Corporation Guaranteed — 4.0%
Citibank NA, 1.75%, 12/28/12		2,330		2,352,613
Citigroup Funding, Inc. (h):
2.13%, 7/12/12		1,460		1,488,873
1.88%, 10/22/12		2,900		2,937,854
General Electric Capital Corp.:
2.00%, 9/28/12		1,850		1,880,545
2.13%, 12/21/12 (h)		2,800		2,855,462
2.63%, 12/28/12 (h)		2,450		2,527,726

				14,043,073

Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		3		459
Series 89, Class 2, 8.00%, 10/01/18		5		726
Series 94, Class 2, 9.50%, 8/01/21		2		418
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(l)	314

8	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value

Interest Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1990-136, Class S, 0.02%, 11/25/20 (b)	USD	8,343		$12,067
Series 1991-38, Class N, 1,008.50%, 4/25/21		—	(l)	19
Series 1991-99, Class L, 930.00%, 8/25/21		—	(l)	1,642
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(l)	2,324
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		223		7,087
Series G-10, Class S, 575.46%, 5/25/21 (b)		—	(l)	7,454
Series G-12, Class S, 608.14%, 5/25/21 (b)		—	(l)	5,196
Series G92-5, Class H, 9.00%, 1/25/22		47		7,883
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(l)	395
Series 200, Class R, 98,522.81%, 12/15/22 (b)		—	(l)	8
Series 1043, Class H, 0.02%, 2/15/21 (b)		4,483		8,160
Series 1054, Class I, 435.32%, 3/15/21 (b)		—	(l)	705
Series 1056, Class KD, 1.08%, 3/15/21		38		992
Series 1148, Class E, 592.55%, 10/15/21 (b)		—	(l)	2,779
Series 1179, Class O, 1,009.39%, 11/15/21		—	(l)	2
Series 1254, Class Z, 8.50%, 4/15/22		94		19,072
Series 1831, Class PG, 6.50%, 3/15/11		17		282
Series 2611, Class QI, 5.50%, 9/15/32		3,293		395,562

				473,546

Mortgage-Backed Securities — 55.2%
Fannie Mae Mortgage-Backed Securities (o):
4.00%, 6/01/25		1,700		1,743,297
4.50%, 5/01/40 - 6/15/40		67,900		69,290,489
5.00%, 4/01/40 - 6/15/40		10,315		10,801,605
5.50%, 12/01/13 - 6/15/40		19,642		20,960,596
6.00%, 3/01/16 - 6/15/40 (h)		58,249		62,897,370
Freddie Mac Mortgage-Backed Securities:
4.00%, 3/01/25 - 6/01/25 (o)		13,515		13,880,952
4.00%, 6/01/25 (f)		3,380		3,466,612
4.50%, 4/01/40 - 6/15/40 (o)		12,049		12,305,657

U.S. Government Sponsored Agency Securities	Par (000)			Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
8.00%, 4/15/24 - 6/15/25	USD	68		$79,205

				195,425,783

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 0.00%, 2/01/23		12		11,140
Series 228, Class 1, 0.00%, 6/01/23		8		7,464
Series 1993-51, Class E, 0.00%, 2/25/23		40		35,450
Series 1993-70, Class A. 0.00%, 5/25/23		6		5,864
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 0.00%, 2/15/24		34		33,463

				93,381

Total U.S. Government Sponsored Agency Securities – 68.8%				243,538,721

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.75%, 8/15/20		750		1,095,000
8.13%, 8/15/21		1,550		2,204,875
8.00%, 11/15/21 (d)(h)		9,550		13,507,281
U.S. Treasury Notes:
0.63%, 5/31/12 (f)		7,000		6,995,660
2.00%, 5/31/15 (f)		25,582		25,613,978
3.50%, 5/15/20 (h)		20,375		20,712,410
8.75%, 5/15/20		2,200		3,203,750
4.25%, 5/15/39 (h)		2,770		2,781,252
4.50%, 8/15/39		2,520		2,635,764
4.25%, 5/15/40 (h)		5,810		5,963,420

Total U.S. Treasury Obligations – 23.9%				84,713,390

Warrants (p)	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (a)		14,710		—

Total Warrants – 0.0%				—

Total Long-Term Investments (Cost – $646,056,617) – 184.7%				653,932,847

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares			Value

Money Market Fund — 1.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (q)(r)		4,399,869		$4,399,869

	Par (000)

Borrowed Bond Agreement — 0.8%
JPMorgan Securities Inc., 0.01%, 6/01/10	USD	2,944		2,943,500

Total Short-Term Securities (Cost – $7,343,369) – 2.0%				7,343,369

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Bond Future, Strike Price USD 122.00, expires 8/27/10		56		56,000

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98.25, expires 6/11/10		365		11,406
Strike Price USD 98.50, expires 6/11/10		149		10,244

				21,650

Over-the-Counter Call Swaptions — 1.1%
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, expires 11/08/10, Broker Deutsche Bank AG		2	(s)	61,131
Receive a fixed rate of 3.80% and pay a floating rate based on 3-month LIBOR, expires 1/27/11, Broker BNP Paribas SA		5	(s)	195,432
Receive a fixed rate of 4.19% and pay a floating rate based on 3-month LIBOR, expires 3/04/11, Broker Deutsche Bank AG		5	(s)	284,760
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, expires 4/29/11, Broker Credit Suisse International		5	(s)	271,687
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, expires 5/05/11, Broker Credit Suisse International		9	(s)	454,026
Receive a fixed rate of 4.01% and pay a floating rate based on 3-month LIBOR, expires 5/16/11, Broker Goldman Sachs Bank USA		6	(s)	295,278

Options Purchased	Contracts (s)	Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, expires 5/19/11, Broker JPMorgan Chase Bank NA	11	$448,876
Receive a fixed rate of 4.11% and pay a floating rate based on 3-month LIBOR, expires 5/04/11, Broker Morgan Stanley Capital Services, Inc.	6	327,450
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, expires 5/08/12, Broker Citibank NA	2	149,652
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA	18	401,526
Receive a fixed rate of 5.20% and pay a floating rate based on 3-month LIBOR, expires 4/28/15, Broker Citibank NA	9	841,018

		3,730,836

Over-the-Counter Put Swaptions — 0.6%
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, expires 11/08/10, Broker Deutsche Bank AG	2	51,824
Pay a fixed rate of 4.19% and receive a floating rate based on 3-month LIBOR, expires 3/04/11, Broker Deutsche Bank AG	5	92,256
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA	18	197,730
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, expires 4/29/11, Broker Credit Suisse International	5	104,472
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, expires 5/19/11, Broker JPMorgan Chase Bank NA	11	393,097
Pay a fixed rate of 4.01% and receive a floating rate based on 3-month LIBOR, expires 5/16/11, Broker Goldman Sachs Bank USA	6	185,784
Pay a fixed rate of 4.11% and receive a floating rate based on 3-month LIBOR, expires 5/04/11, Broker Morgan Stanley Capital Services, Inc.	6	159,726

10	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts (s)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, expires 5/05/11, Broker Credit Suisse International		9	$269,096
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, expires 5/08/12, Broker Citibank NA		2	103,079
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expires 4/28/15, Broker Citibank NA		9	488,371

			2,045,435

Total Options Purchased (Cost – $5,879,129) – 1.7%			5,853,921

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written (Cost – $659,279,115*) – 188.4%			667,130,137

Borrowed Bonds	Par (000)

US Treasury Notes, 3.50%, 5/15/20	USD	2,900	(2,948,024)

Total Borrowed Bonds (Proceeds – $2,836,313) – (0.8)%			(2,948,024)

TBA Sale Commitments (o)

Fannie Mae Mortgage-Backed Securities:
4.50%, 5/01/40 - 6/15/40		67,900	(69,279,185)
5.00%, 4/01/40 - 6/15/40		10,300	(10,781,206)
5.50%, 12/01/13 - 6/15/40		19,600	(20,911,911)
6.00%, 3/01/16 - 6/15/40		57,210	(61,616,943)
Freddie Mac Mortgage-Backed Securities:
4.00%, 3/01/25 - 6/01/25		16,845	(17,271,381)
4.50%, 4/01/40 - 6/15/40		12,000	(12,240,000)

Total TBA Sale Commitments (Proceeds – $191,166,600) – (54.3)%			(192,100,626)

Options Written	Contracts		Value

Over-the-Counter Call Swaptions — (1.4)%
Euro-Schatz, Strike Price USD 109.50, expires 8/31/10, Broker Citibank NA	126		$(38,844)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, expires 11/20/10, Broker Barclays Bank Plc	15	(s)	(1,743,750)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, expires 5/12/11, Broker Royal Bank of Scotland Plc	7	(s)	(353,988)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, expires 5/13/11, Broker BNP Paribas SA	4	(s)	(181,734)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, expires 3/04/13, Broker Deutsche Bank AG	5	(s)	(411,221)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, expires 3/05/13, Broker Deutsche Bank AG	3	(s)	(286,826)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA	6	(s)	(541,062)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, expires 5/28/13, Broker Royal Bank of Scotland Plc	6	(s)	(323,763)
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA	9	(s)	(638,710)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, expires g 12/02/14, Broker JPMorgan Chase Bank NA	3	(s)	(198,382)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, expires 5/30/17, Broker JPMorgan Chase Bank NA	3	(s)	(215,165)
Sold credit default on Dow Jones CDX North America Investment Grade Index and pay 1.00%, expires 6/16/10, Broker Morgan Stanley Capital Services, Inc.	10	(s)	(16,661)

			(4,911,262)

Over-the-Counter Put Swaptions — (0.5)%
Receive a fixed rate of 4.92% and pay a floating rate based on 3- month LIBOR, expires 11/20/10, Broker Barclays Bank Plc	15	(s)	(27,465)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Contracts (s)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, expires 5/12/11, Broker Royal Bank of Scotland Plc	7	$(195,976)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, expires 5/13/11, Broker BNP Paribas SA	4	(101,413)
Receive a fixed rate of 4.90% and pay a floating rate based on 3- month LIBOR, expires 3/04/13, Broker Deutsche Bank AG	5	(211,022)
Receive a fixed rate of 4.92% and pay a floating rate based on 3- month LIBOR, expires 3/05/13, Broker Deutsche Bank AG	3	(142,950)
Receive a fixed rate of 5.00% and pay a floating rate based on 3- month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA	6	(257,310)
Receive a fixed rate of 4.32% and pay a floating rate based on 3- month LIBOR, expires 5/28/13, Broker Royal Bank of Scotland Plc	6	(363,765)
Receive a fixed rate of 5.33% and pay a floating rate based on 3- month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA	9	(180,982)
Receive a fixed rate of 4.84% and pay a floating rate based on 3- month LIBOR, expires 12/02/14, Broker JPMorgan Chase Bank NA	3	(159,367)
Receive a fixed rate of 4.76% and pay a floating rate based on 3- month LIBOR, expires 5/30/17, Broker JPMorgan Chase Bank NA	3	(212,269)
Sold credit default on Dow Jones CDX North America Investment Grade Index and pay 1.40%, expires 6/16/10, Broker Morgan Stanley Capital Services, Inc.	10	(29,976)

		(1,882,495)

Total Options Written (Premiums Received – $6,199,426) – (1.9)%		(6,832,601)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Outstanding Options

Written – 131.4%		465,248,886
Liabilities in Excess of Other Assets – (31.4)%		(111,161,771)

Net Assets – 100.0%		$354,087,115

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$659,300,970

Gross unrealized appreciation	$20,312,518
Gross unrealized depreciation	(12,483,351)

Net unrealized appreciation	$7,829,167

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs	$485,337	$6,566
Greenwich	$25,613,978	$25,577
JPMorgan Chase Bank NA	$471,608	$2,309
Morgan Stanley	$6,995,660	$7,691
UBS AG	$3,466,613	$—

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(l)	Amount is less than $1,000.

(m)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

12	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

(o)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$19,183,590	$186,684
Bank of America Securities LLC	$(5,509,685)	$(52,732)
Citigroup Global Markets, Inc.	$816,250	$8,312
Credit Suisse Securities LLC	$2,515,481	$29,868
Deutsche Bank Securities, Inc.	$(3,891,109)	$9,108
Goldman Sachs & Co.	$(32,233,602)	$(219,410)
JPMorgan Securities, Inc.	$(289,854)	$(5,841)
Morgan Stanley & Co., Inc.	$8,255,862	$(105,331)
Nomura Securities International Inc.	$(16,858,832)	$(99,895)
UBS Securities	$(23,345,242)	$(24,320)

(p)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(q)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	30,000,661	(25,600,792)	4,399,869	$2,249

(r)	Represents the current yield as of report date.

(s)	One contract represents a notional amount of $1 million.

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	1,829,174	EUR	1,457,500	BNP Paribas	7/14/10	$39,673
USD	825,438	GBP	533,500	Royal Bank of Scotland	7/28/10	53,802

Total						$93,475

•	Financial futures contracts purchased as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

125	30-Year U.S. Treasury Bond	June 2010	$14,711,355	$690,989
216	30-Year U.S. Treasury Bond	September 2010	$26,503,220	(9,470)
155	30-Year U.S. Treasury Ultra Bond	September 2010	$20,293,785	(327,847)
146	Euro Dollar Future	December 2010	$36,132,926	3,899

Total				$357,571

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts sold as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

119	2-Year U.S. Treasury Bond	September 2010	$25,956,957	$(1,777)
91	5-Year U.S. Treasury Bond	September 2010	$10,617,760	619
228	10-Year U.S. Treasury Bond	September 2010	$27,321,633	(9,867)
36	Euro-Bund Future	June 2010	$5,513,031	(163,739)
146	Euro Dollar Future	December 2011	$35,826,196	(33,229)

Total				$(207,993)

•	Reverse repurchase agreements outstanding as of May 31, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Royal Bank of Scotland, Inc.	0.35%	1/13/10	Open	$2,912,281	$2,908,350
Barclays Capital Inc.	0.18%	3/04/10	Open	17,724,256	17,716,373
Credit Suisse Securities (USA) LLC	0.20%	3/05/10	Open	4,315,918	4,313,809
Credit Suisse Securities (USA) LLC	0.22%	4/19/10	Open	5,881,509	5,880,000
Credit Suisse Securities (USA) LLC	0.26%	5/17/10	6/14/10	15,749,706	15,748,000
Credit Suisse Securities (USA) LLC	0.25%	5/24/10	Open	5,281,216	5,280,923
Barclays Capital Inc.	(0.03)%	5/27/10	6/2/10	28,739,717	28,739,813
Barclays Capital Inc.	0.23%	5/27/10	6/2/10	14,111,906	14,111,545

Total				$94,716,509	$94,698,813

•	Interest rate swaps outstanding as of May 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.09% (a)	3-month LIBOR	Barclays Bank Plc	March 2012	USD	20,000	$22,345
1.16% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2012	USD	23,600	2,883
1.24% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2012	USD	25,100	(23,704)

14	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Interest rate swaps outstanding as of May 31, 2010 were as follows (continued):

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.21% (b)	3-month LIBOR	Citibank NA	May 2012	USD	29,200	$6,506
1.21% (a)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD	7,700	(2,419)
1.29% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2012	USD	7,000	(8,271)
3.66% (b)	3-month LIBOR	Citibank NA	April 2013	USD	7,500	434,504
1.67%(b)	3-month LIBOR	JPMorgan Chase Bank NA	May 2013	USD	3,200	3,070
4.28% (b)	3-month LIBOR	Credit Suisse International	July 2013	USD	47,800	3,731,956
2.45% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2014	USD	10,000	85,359
2.61% (b)	3-month LIBOR	Citibank NA	December 2014	USD	10,000	146,000
2.60% (b)	3-month LIBOR	JPMorgan Chase Bank NA	December 2014	USD	10,000	143,439
2.69% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	USD	8,300	133,339
2.56% (a)	3-month LIBOR	Bank of America NA	March 2015	USD	50,000	(476,540)
2.62% (a)	3-month LIBOR	Barclays Bank Plc	March 2015	USD	7,300	(91,494)
2.75% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2015	USD	6,500	(115,123)
2.67% (b)	3-month LIBOR	Goldman Sachs Bank USA	April 2015	USD	9,100	123,279
2.65% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	6,900	(83,955)
2.72% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	6,500	(103,541)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Interest rate swaps outstanding as of May 31, 2010 were as follows (continued):

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

2.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	6,300	$(104,711)
2.26% (b)	3-month LIBOR	Citibank NA	May 2015	USD	4,700	(35,221)
2.22% (b)	3-month LIBOR	Credit Suisse International	May 2015	USD	22,300	(204,521)
2.49% (a)	3-month LIBOR	Credit Suisse International	May 2015	USD	5,800	(25,163)
2.62% (a)	3-month LIBOR	Credit Suisse International	May 2015	USD	6,600	(69,470)
2.46% (b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	2,300	5,379
2.52% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2015	USD	4,700	(26,336)
2.66% (a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	8,100	(98,980)
3.67% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	10,500	296,083
3.87% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	1,800	78,161
3.68% (b)	3-month LIBOR	BNP Paribas	March 2020	USD	5,200	143,454
3.73% (a)	3-month LIBOR	Barclays Bank Plc	March 2020	USD	1,900	(59,608)
3.77% (b)	3-month LIBOR	Citibank NA	March 2020	USD	25,000	861,639
3.68% (a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	2,000	(54,401)
3.70% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	5,000	143,974
3.75% (a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	2,300	(74,577)
3.65% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	3,800	94,987
3.70% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	4,400	(125,790)

16	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Interest rate swaps outstanding as of May 31, 2010 were as follows (continued):

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.71% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	1,100	$(32,566)
3.64% (a)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	USD	6,900	(163,139)
3.83% (a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	1,900	(74,871)
3.96% (a)	3-month LIBOR	BNP Paribas	April 2020	USD	3,600	(182,296)
3.85% (a)	3-month LIBOR	Bank of America NA	April 2020	USD	4,800	(196,198)
3.75% (b)	3-month LIBOR	Citibank NA	April 2020	USD	2,500	81,315
3.95% (a)	3-month LIBOR	Citibank NA	April 2020	USD	900	(44,834)
4.05% (a)	3-month LIBOR	Credit Suisse International	April 2020	USD	3,300	(192,246)
3.80% (b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	4,600	168,508
3.77% (b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	2,700	91,826
3.95% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2020	USD	3,400	(170,582)
3.92% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	1,800	84,999
4.00% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	3,500	(188,900)
3.74% (b)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD	3,600	113,315
3.81% (a)	3-month LIBOR	UBS AG	April 2020	USD	2,700	(101,562)
3.47% (a)	3-month LIBOR	Bank of America NA	May 2020	USD	5,000	(37,115)
3.44% (a)	3-month LIBOR	Citibank NA	May 2020	USD	4,700	(22,158)
3.27% (a)	3-month LIBOR	Credit Suisse International	May 2020	USD	6,700	65,682

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Interest rate swaps outstanding as of May 31, 2010 were as follows (continued):

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.48% (b)	3-month LIBOR	Credit Suisse International	May 2020	USD	2,800	$24,104
2.52% (c)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	4,300	(20,571)
3.28% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	2,300	21,073
3.39% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	9,000	(9,752)
3.45% (b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	400	2,321
3.48% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	2,400	(20,943)
3.83% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	8,000	(38,875)
3.25% (b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	1,100	(13,281)
3.57% (b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	3,500	59,577
3.57% (a)	3-month LIBOR	JPMorgan Chase Bank NA	May 2020	USD	1,500	(24,098)
3.60% (a)	3-month LIBOR	JPMorgan Chase Bank NA	May 2020	USD	2,900	(31,158)
3.72% (b)	3-month LIBOR	JPMorgan Chase Bank NA	May 2020	USD	2,600	76,039
2.62% (c)	U.S. City Average All Items Consumer Price Index for All Urban Consumers	Morgan Stanley Capital Services, Inc.	May 2020	USD	7,100	27,995
3.64% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	2,300	52,884
3.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	9,000	270,975

18	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Interest rate swaps outstanding as of May 31, 2010 were as follows (continued):

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.60% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	3,600	$(24,161)
3.60% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	5,900	(41,365)
3.15% (b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	2,000	(40,566)
3.25% (b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	4,700	(56,257)
3.46% (a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	700	(4,433)
3.39% (b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	700	223
3.46% (d)	3-month LIBOR	BNP Paribas	October 2020	USD	3,400	31,571
5.41% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	9,405	1,732,390
5.37% (a)	3-month LIBOR	Bank of America NA	September 2027	USD	8,900	(1,749,445)
4.84% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2038	USD	4,400	(619,799)
3.48% (a)	3-month LIBOR	Barclays Bank Plc	March 2039	USD	3,400	321,004
4.44% (a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	1,900	(137,675)
4.53% (b)	3-month LIBOR	Citibank NA	March 2040	USD	1,100	98,737
4.49% (b)	3-month LIBOR	Deutsche Bank AG	March 2040	USD	600	49,204
4.53% (b)	3-month LIBOR	Deutsche Bank AG	March 2040	USD	2,200	197,552
4.53% (a)	3-month LIBOR	Deutsche Bank AG	March 2040	USD	1,100	(97,997)
4.54% (a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2040	USD	800	(71,978)
4.48% (b)	3-month LIBOR	Citibank NA	April 2040	USD	600	48,340

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	19

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Interest rate swaps outstanding as of May 31, 2010 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

4.44% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2040	USD	1,400	$(103,402)

Total						$3,779,943

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

(c)	Pays floating interest amount and receives fixed amount at expiration date.

(d)	Pays fixed interest rate amount and receives floating rate amount at expiration date.

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Depreciation

NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	50	$(566)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	425	(55,065)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	150	(20,954)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	65	(264)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	980	(108,393)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	580	(64,745)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	275	(4,251)
Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	155	(236)
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	370	(2,338)

20	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Depreciation

Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	155	$(3,063)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	275	(81,294)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	325	(10,493)

Total						$(351,662)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	21

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments
Asset-Backed Securities	—	$19,367,360	$3,210,009	$22,577,369
Common Stocks	—	—	10,101	10,101
Corporate Bonds	—	214,560,442	1,100	214,561,542
Foreign Agency Obligations	—	7,083,493	—	7,083,493
Non-Agency Mortgage Backed Securities	—	62,368,424	6,256,501	68,624,925
Other Interests	—	—	381	381
Preferred Securities	—	4,437,125	54,912	4,492,037
Taxable Municipal Bonds	—	8,330,888	—	8,330,888
U.S. Government Sponsored Agency Securities	—	235,941,015	7,597,706	243,538,721
U.S. Treasury Obligations	—	84,713,390	—	84,713,390
Short-Term Securities	$4,399,869	2,943,500	—	7,343,369
Liabilities:			—
Borrowed Bonds	—	(2,948,024)	—	(2,948,024)
TBA Sale Commitments	—	(192,100,626)	—	(192,100,626)

Total	$4,399,869	$444,696,987	$17,130,710	$466,227,566

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	$773,157	$15,945,737	—	$16,718,894
Liabilities:	(545,929)	(25,243,536)	—	(25,789,465)

Total	$227,228	$(9,297,799)	—	$(9,070,571)

1 Other financial instruments are swaps, financial futures contracts, options, TALF loan and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and TALF loan are shown at value.

22	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$1,229,483	—	$1,073,273	$6,225,096	$381	—	$11,194,451	$19,722,684
Accrued discounts/premiums	(163,024)	—	4,168	(14,091)	—	—	(454,990)	(627,937)
Realized gain (loss)	—	—	(92,526)	(79,094)	—	—	1,491,761	1,320,141
Change in unrealized appreciation/depreciation[2]	135,800	—	1,120,072	575,821	—	—	(1,044,546)	787,147
Net purchases (sales)	—	—	(666,763)	(1,152,281)	—	—	(3,588,970)	(5,408,014)
Net transfers in/out of Level 3	2,007,750	$10,101	(1,437,124)	701,050	—	$54,912	—	1,336,689

Balance, as of May 31, 2010	$3,210,009	$10,101	$1,100	$6,256,501	$381	$54,912	$7,597,706	$17,130,710

2The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $784,986.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2010	23

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Income Opportunity Trust, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 23, 2010